Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Assets, gain (loss) recognized in income			$ 0	$ (91)	$ (7,830)
Liabilities, gain (loss) recognized in income	$ (758)	$ (774)	8,106	(11,476)	2,170
Unrealized gain (loss) on investments			0	203	2,326
Realized gain (loss) on investments			0	(294)	(10,113)
Gain (loss) included in income			8,106	(11,567)	(5,660)
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Liabilities, gain (loss) recognized in income			0	0	(160)
Contingent Consideration Liability
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Liabilities, gain (loss) recognized in income	(18)	(213)	(338)	(1,066)	0
Deferred Compensation Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Liabilities, gain (loss) recognized in income	(740)	$ (561)	8,444	(10,410)	2,127
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Assets, gain (loss) recognized in income			0	0	(7,213)
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Assets, gain (loss) recognized in income			0	0	479
Put Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Assets, gain (loss) recognized in income			0	0	(2,829)
Put Option [Member] | Short [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Liabilities, gain (loss) recognized in income			0	0	2,147
Call Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Assets, gain (loss) recognized in income			0	0	1,961
Call Option [Member] | Short [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Liabilities, gain (loss) recognized in income			0	0	(1,944)
Future [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Assets, gain (loss) recognized in income			0	(91)	$ (228)
Fair Value, Measurements, Recurring [Member]
Non-derivative liabilities:
Contingent consideration	(1,402)			(2,262)
Deferred compensation plan	(11,268)		(10,574)	(19,259)
Total	(12,670)		(10,574)	(21,521)
Fair Value, Measurements, Recurring [Member] | Quoted Market Prices (Level 1)
Non-derivative liabilities:
Contingent consideration	0			0
Deferred compensation plan	(11,268)		(10,574)	(19,259)
Total	(11,268)		(10,574)	(19,259)
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2)
Non-derivative liabilities:
Contingent consideration	0			0
Deferred compensation plan	0		0	0
Total	0		0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3)
Non-derivative liabilities:
Contingent consideration	(1,402)			(2,262)
Deferred compensation plan	0		0	0
Total	$ (1,402)		$ 0	$ (2,262)